WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

WESTERN ASSET GLOBAL MULTI-SECTOR FUND

Dated May 1, 2012

The information in footnote number five to the table entitled “Annual fund operating expenses” in the Fund’s Summary Prospectus and Prospectus is deleted and replaced with the following:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.20%, 1.45%, 0.85% and 0.75% for Class A, C, FI, R, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2013 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual expenses exceeding this limit or any other lower limit then in effect.